Marketable Securities (Summary of Investment Securities in an Unrealized Loss Position) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Investments, Debt and Equity Securities [Abstract]
Unrealized Losses, Less than 12 months	$ (38)
Unrealized Losses, 12 months or more	(171)
Unrealized Losses, Total	(209)
Fair value, Less than 12 months	4,968
Fair value, 12 months or more	20,100
Fair value, Total	$ 25,068